KraneShares Trust

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

January 19, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust (the “Registrant”) (File Nos. 333-180870 and 811-22698)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

  The form of Prospectus dated January 15, 2018 with respect to each of the KraneShares Electric Vehicles and Future Mobility Index ETF and KraneShares Emerging Markets Healthcare Index ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus contained in Post-Effective Amendment No. 157 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on January 12, 2018 (the “Amendment”);
  The form of Statement of Additional Information dated January 15, 2018 with respect to the each of the KraneShares Electric Vehicles and Future Mobility Index ETF and KraneShares Emerging Markets Healthcare Index ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from the Statement of Additional Information contained in the Amendment; and
  The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer